January 3, 2025

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust
File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge 2064 Longevity Income ETF, Stone Ridge 2065 Longevity Income ETF, Stone Ridge 2064 Inflation-Protected Longevity Income ETF and Stone Ridge 2065 Inflation-Protected Longevity Income ETF that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 97 to its Registration Statement on Form N-1A, which was filed by electronic transmission on December 30, 2024 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney
Daniel W. Whitney